Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Fair Value on Recurring Basis

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2025	December 31, 2024
Assets:
Bifurcated embedded derivative asset - related party	3	$9,000	$63,000
Definite-lived intangibles*	3	$3,903,320	$3,903,320
Definite-lived intangibles**	3	$8,332,096	$3,883,853
Goodwill - Vidello (Note 4)*	3	$3,019,246	$—
Goodwill**	3	$21,991,721	$18,972,475
Liabilities:
Warrant liabilities - public	1	$667	$2,300
GEM warrant liabilities	3	$2,000	$15,000
Earnout liability (Note 4)	3	$962,693	$—
Yorkville convertible note	3	$2,003,000	$—
Agile teYorkvillerm notes	3	$2,482,000	$3,143,000
1800 Diagonal convertible notes	3	$825,000	$432,000
Private Placement Convertible Notes	3	$2,304,000	$—
Private Placement Warrants	3	$901,000	$—

*	Certain assets measured at the acquisition date.
**	Measured at period-end.

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at December 31, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2024	December 31, 2023
Assets:
Bifurcated embedded derivative asset - related party	3	$63,000	$—
Definite-lived intangibles*	3	$3,903,320	$—
Definite-lived intangibles**	3	$3,883,853	$—
Goodwill - OpenReel (Note 5)*	3	$19,526,409	$—
Goodwill**	3	$18,972,475	$2,171,526
Liabilities:
Warrant liabilities - public	1	$2,300	$575,000
GEM warrant liabilities	3	$15,000	$641,000
Yorkville convertible note	3	$—	$1,766,000
Agile term notes	3	$3,143,000	$—
1800 Diagonal convertible notes	3	$432,000	$—

*	Certain assets measured at the acquisition date
**	Measured at year-end impairment testing

Summary of Changes In Fair Value Of Yorkville Convertible Note

The following tables set forth a summary of the changes in the fair value of the Yorkville convertible notes which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2024	$-
Issuance of Yorkville convertible note	4,950,000
Loss on debt issuance	444,000
Repayment in cash of Yorkville convertible notes	(3,640,000)
Change in fair value	249,000
Balance at September 30, 2025	$2,003,000

The following tables set forth a summary of the changes in the fair value of the Yorkville convertible notes which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$1,766,000
Issuance of Yorkville convertible note	2,250,000
Loss on debt issuance	171,000
Payment in shares to settle Yorkville convertible notes	(4,130,000)
Repayment in cash of Yorkville convertible notes	(750,000)
Change in fair value	693,000
Balance at December 31, 2024	$—

Schedule of Derivate Assets

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative asset for the nine months ended September 30, 2025, relating to the Convertible Note to CP BF issued on September 23, 2024, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
CP BF Convertible
Balance at December 31, 2024	$63,000
Change in fair value	(43,000)
Balance at March 31, 2025	20,000
Change in fair value	(19,000)
Balance at June 30, 2025	1,000
Change in fair value	8,000
Balance at September 30, 2025	$9,000

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative asset for the year ended December 31, 2024, relating to the Convertible Note to CP BF issued on September 23, 2024, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
CP BF Convertible
Issuance of convertible notes with bifurcated embedded derivative asset	$12,000
Change in fair value	51,000
Balance at December 31, 2024	$63,000

Schedule of Range of key Inputs at Issuance

The range of key inputs at issuance of the Agile term notes issued in 2025 and for the period ended September 30, 2025 were as follows:

	March 2025 Agile Note		June 2025 Agile Note
Key Inputs	September 30, 2025	March 31, 2025	September 30, 2025	June 12, 2025
Contractual term (years)	0.12	0.62	0.21	0.52
Interest rate	13.80%	13.12%	13.79%	15.95%

The range of key inputs at issuance of the Agile term notes and for the period ended December 31, 2024, were as follows:

	July Agile Note		September Agile Note		December Agile Note
Key Inputs	July 22, 2024	December 12, 2024	September 13, 2024	December 12, 2024	December 12, 2024	December 31, 2024
Contractual term (years)	0.55	-	0.48	0.43	0.61	0.56
Interest rate	18.92%	9.30%	14.37%	9.33%	9.48%	10.13%

Summary of Inputs in Fair Value of the Private Placement Warrant Liability

The following tables set forth a summary of the ranges of inputs to and the changes in the fair value of the Private Placement Warrant liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Key Inputs	September 30, 2025

Stock price	$2.94
Contractual term (years)	2.75 - 4.89
Risk-free rate	0% - 3.7%
Volatility(1)	98% - 128%
Exercise Price	$2.50-$3.13
Dividend yield	0.00%

Fair Value
Balance at December 31, 2024	$-
Balance at March 31, 2025	$-
Loss on issuance	361,000
Balance at June 30, 2025	$361,000
Loss on issuance	356,000
Change in fair value	184,000
Balance at September 30, 2025	$901,000

Summary of Inputs in Fair Value of the Private Placement Warrant Liability

Fair Value
Balance at December 31, 2024	$-
Balance at March 31, 2025	$-
Loss on issuance	361,000
Balance at June 30, 2025	$361,000
Loss on issuance	356,000
Change in fair value	184,000
Balance at September 30, 2025	$901,000

Schedule of Derivative Liabilities

The following table sets forth a summary of the changes in the fair value of the bifurcated embedded derivative liabilities for the year ended December 31, 2023, related to the Related Party and Third Party Convertible Debt, respectively, which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$1,936,827	$845,473
Issuance of convertible notes with bifurcated embedded derivative	1,126,451	559,390
Change in fair value	(3,063,278)	(1,404,863)
Balance at December 31, 2023	$—	$—

Schedule of Fair Value Measurements

The following tables set forth a summary of the activity of the Related Party and Third Party SAFE liabilities, respectively (See Note 16 - Simple Agreements for Future Equity for further detail), which represents a recurring fair value measurement at the end of the relevant reporting period:

	Fair Value
	Related Party	Third Party
Balance at December 31, 2022	$8,802,196	$663,804
Change in fair value	(2,752,430)	(207,570)
Conversion on SAFEs	(6,049,766)	(456,234)
Balance at December 31, 2023	$—	$—

Schedule of Significant Unobservable Inputs Used in Fair Value Measurement

The significant unobservable inputs used in our level 3 fair value measurement of business combinations, including definite-lived intangibles at the acquisition date (Note and 5) are as follows:

Area	Valuation Techniques	Unobservable Input	2024	2023
Business Combination (Note 5)	Various *	Growth rate	5.8%	None
		Weighted average cost of capital	13.5%	None
		Internal rate of return	11.3%	None

Customer Relationship (Note 5)	Distributor method	Long-term revenue growth rate	5.8%	None
		Revenue growth attributable to exiting customers	50.0%	None
		Existing customer attrition	20.0%	None
		Distributor EBITA margin	7.5%	None
		Contributory asset charges rate	0.9% - 1.4%	None
		Weighted average cost of capital	13.5%	None

Trade name (Note 5)	Relief-from-royalty method	Long-term revenue growth rate	5.8%	None
		Royalty rate	2.0%	None
		Contributory asset charges rate	1.5%	None
		Weighted average cost of capital	13.5%	None

Technology (Note 5)	Multi-period excess earnings method	Long-term revenue growth rate	5.8%	None
		R&D expense for new developed technology	12.5%	None
		Developed technology obsolescence rate	30.0%	None
		Contributory asset charges rate	0.1% - 2.2%	None
		Weighted average cost of capital	13.5%	None

*	Includes all of the valuation techniques for each of the fair valued assets above as of the acquisition date (Note 5)

Goodwill

The significant unobservable inputs used in our level 3 fair value measurement of goodwill as of our annual impairment assessment date of December 31, 2024, are as follows (Notes 3 and 11):

Area	Valuation Techniques	Unobservable Input	2024	2023
Goodwill	Discounted cash flow	Long-term revenue growth rate	5.8%	None
		Cost of sales as a percentage of revenue	13.9%	None
		Gross profit margin	86.1%	None
		Operating expenses as a percentage of revenue	49.5% - 74.5%	None
		EBITDA margin	11.6% - 36.6%	None
		EBITDA growth rate	3.0% - 45.9%	None
		Weighted average cost of capital	13.5%	None

	Market - Guideline public company	Revenue multiples	2.9x - 3.10x	None
		Weighting	25.0% - 50.0%	None

	Market - Guideline transaction	Revenue multiple	3.25x	None

Diagonal Convertible Notes [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Schedule of Range of key Inputs at Issuance

The range of key inputs for the Black-Scholes simulations at issuance of the 1800 Diagonal convertible notes issued in 2025 and for the period ended September 30, 2025, were as follows:

	April 1800 Diagonal Note		May 1800 Diagonal Note		July 1800 Diagonal Note		September 1800 Diagonal Note
Key Inputs	September 30, 2025	April 17, 2025	September 30, 2025	May 9, 2025	September 30, 2025	July 23, 2025	September 30, 2025	September 12, 2025
Stock price	$2.94	$10.56	$2.94	$9.98	$2.94	$4.10	$2.94	$2.37
Contractual term (years)	0.38	0.84	0.38	0.78	0.67	0.86	0.72	0.77
Risk-free rate	4.02%	4.16%	4.02%	4.21%	3.90%	4.23%	3.89%	3.87%
Volatility(1)	142%	160%	142%	143%	134%	121%	131%	122%
Maturity probability	90%	80%	90%	80%	85%	80%	90%	85%
Default probability	10%	20%	10%	20%	15%	20%	10%	15%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	The Company utilized historical equity volatility in measurement of the fair value of the notes.

The range of key inputs for the Black-Scholes simulations at issuance of the 1800 Diagonal convertible notes and for the year ended December 31, 2024, were as follows:

	August 1800 Diagonal Note		September 1800 Diagonal Note		December 1800 Diagonal Note
Key Inputs	August 16, 2024	December 31, 2024	September 24, 2024	December 31, 2024	December 10, 2024	December 31, 2024
Stock price	$55.80	$15.30	$82.40	$15.30	$20.50	$15.30
Contractual term (years)	0.84	0.46	0.86	0.59	0.86	0.80
Risk-free rate	5.00%	4.25%	4.34%	4.23%	4.29%	4.19%
Volatility(1)	114%	191%	192%	264%	222%	232%
Maturity probability	80%	80%	80%	80%	75%	75%
Default probability	20%	20%	20%	20%	25%	25%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	The Company utilized historical equity volatility in measurement of the fair value of the notes.

Public Warrants Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 1 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2024	$2,300
Change in fair value	2,300
Balance at March 31, 2025	4,600
Change in fair value	-
Balance at June 30, 2025	4,600
Change in fair value	(3,933)
Balance at September 30, 2025	$667

The following tables set forth a summary of the changes in the fair value of the Public Warrants liability which are Level 1 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$575,000
Change in fair value	(572,700)
Balance at December 31, 2024	$2,300

Gem Warrants Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Summary of Changes in the Fair Value of the Warrants Liability

The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2024	$15,000
Change in fair value	(4,000)
Balance at March 31, 2025	11,000
Change in fair value	(8,000)
Balance at June 30, 2025	3,000
Change in fair value	(1,000)
Balance at September 30, 2025	$2,000

The following tables set forth a summary of the changes in the fair value of the GEM Warrants liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2023	$641,000
Change in fair value	(626,000)
Balance at December 31, 2024	$15,000